Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Aug. 31, 2015	$ 169,227	$ 86,045	$ 17,778	$ 117,409	$ (52,005)
Redemption of share capital (note 14)	(1,551)	(1,768)	217	0	0
Reclassification of stock-based compensation costs (note 14)	0	1,239	(1,239)	0	0
Stock-based compensation costs	1,394	0	1,394	0	0
Net earnings (loss) for the year	8,900	0	0	8,900	0
Other comprehensive income (loss)
Foreign currency translation adjustment	707	0	0	0	707
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	2,724	0	0	0	2,724
Comprehensive income (loss) for the year	12,331
Balance, end of period at Aug. 31, 2016	181,401	85,516	18,150	126,309	(48,574)
Issuance of share capital (note 14)	3,490	3,490	0	0	0
Reclassification of stock-based compensation costs (note 14)	0	1,405	(1,405)	0	0
Stock-based compensation costs	1,439	0	1,439	0	0
Net earnings (loss) for the year	851	0	0	851	0
Other comprehensive income (loss)
Foreign currency translation adjustment	8,262	0	0	0	8,262
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	1,347	0	0	0	1,347
Comprehensive income (loss) for the year	10,460
Balance, end of period at Aug. 31, 2017	196,790	90,411	18,184	127,160	(38,965)	$ 0
Reclassification of stock-based compensation costs (note 14)	0	1,526	(1,526)	0	0	0
Stock-based compensation costs	1,770	0	1,770	0	0	0
Business combination (note 3)	(3,662)	0	0	0	0	(3,662)
Acquisition of non-controlling interest on acquisition of subsidiary (note 3)	3,662	0	0	(352)	0	4,014
Net earnings (loss) for the year	(12,254)	0	0	(11,902)	0	(352)
Other comprehensive income (loss)
Foreign currency translation adjustment	(6,491)	0	0	0	(6,491)	0
Changes in unrealized gains/losses on forward exchange contracts, net of deferred income taxes	(1,894)	0	0	0	(1,894)	0
Comprehensive income (loss) for the year	(20,639)
Balance, end of period at Aug. 31, 2018	$ 177,921	$ 91,937	$ 18,428	$ 114,906	$ (47,350)	$ 0